BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Income Taxes
	March 31, 2023	December 31, 2022
Deferred Tax asset	$4,797,325	$4,223,007
Valuation Allowance	(4,797,325)	(4,223,007)
Deferred Tax Asset (Net	$-	$-

	December 31, 2022	December 31, 2021
Deferred Tax asset	$4,223,007	$1,330,432
Valuation Allowance	(4,223,007)	(1,330,432)
Deferred Tax Asset (Net	$-	$-